Investments in Equity Accounted Investees - Additional Information (Detail) - INR (₨) shares in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of significant investments in associates and joint ventures [line items]
Fair value of investment in an equity accounted associate for which published price quotation is available	₨ 3,380,400,000	₨ 1,922,200,000
Carrying amount of investment in an equity accounted associate for which published price quotation is available	₨ 1,414,800,000	1,368,400,000
Spark 44 (JV) Ltd [member]
Disclosure of significant investments in associates and joint ventures [line items]
Number of shares acquired	10,000
Bottom of range [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of voting rights held	20.00%
Bottom of range [member] | Spark 44 (JV) Ltd [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of voting rights held	50.00%
Top of range [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of voting rights held	50.00%
Top of range [member] | Spark 44 (JV) Ltd [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of voting rights held	50.50%
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Dividend received by a subsidiary in UK from Chery Jaguar Land Rover Automotive Co. Ltd.	₨ 17,644,900,000	₨ 5,928,800,000
Driveclubservice Pte. Limited [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of ordinary share capital purchased	25.08%
Value of ordinary share capital purchased	₨ 0.01
Percentage of voting rights held	25.83%
Holding percentage of ordinary share capital	1.00%
Driveclub Limited [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of ordinary share capital purchased	30.10%